Condensed Consolidated Balance Sheets (Q3) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 4,930	$ 17,737	$ 8,742
Marketable securities	0	569	15,463
Accounts receivable	1,425	1,406	750
Inventories, net	2,336	2,661	2,843
Other current assets	947	396	328
Total current assets	9,638	22,769	28,126
Property, plant and equipment, net	912	980	1,188
Operating lease right-of-use asset	762	903	1,082
Other assets	120	21	21
TOTAL ASSETS	11,432	24,673	30,417
Current liabilities
Accounts payable and accrued liabilities	1,707	2,245	1,414
Accrued compensation	1,021	2,161	1,664
Current portion of operating lease liability	211	196	167
Current portion of finance lease liability	8	28	26
Other current liabilities	45	58	36
Total current liabilities	2,992	4,688	3,307
Common stock warrant liability	0	6,868	0
Operating lease liability	601	760	956
Total liabilities	3,593	12,316	4,470
Commitments and contingencies
Stockholders' equity
Preferred stock	0	0	0
Common stock as of September 30, 2023 and December 31, 2022, par value $0.0001 per share; authorized 100,000,000 shares, issued and outstanding 1,864,265 and 536,394 shares, respectively	0	0	0
Additional paid-in capital	289,980	279,736	278,874
Accumulated other comprehensive income:
Foreign currency translation adjustment	(24)	(18)	(11)
Unrealized gain on marketable securities	0	56	(24)
Accumulated deficit	(282,117)	(267,417)	(252,892)
Total stockholders' equity	7,839	12,357	25,947
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	11,432	24,673	30,417
Series A Junior Participating Preferred Stock [Member]
Stockholders' equity
Preferred stock	0	0	0
Series F Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock	0	0	0
Series I Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock	$ 0	$ 0	$ 0